Document and Entity Information	Feb. 25, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 25, 2021
Entity File Number	1-37368
Entity Registrant Name	ADAPTIMMUNE THERAPEUTICS PLC
Entity Incorporation, State or Country Code	X0
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	60 Jubilee Avenue
Entity Address, Adress Line Two	Milton Park
Entity Address, City or Town	Abingdon, Oxfordshire
Entity Address, Postal Zip Code	OX14 4RX
Entity Address, Country	GB
City Area Code	44
Local Phone Number	1235 430000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing 6 Ordinary Shares, par value £0.001 per share
Trading Symbol	ADAP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001621227
Amendment Flag	false